                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-00005

                        LORD ABBETT AFFILIATED FUND, INC.
                        ---------------------------------
               (Exact name of Registrant as specified in charter)


                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)


           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                           --------------

Date of fiscal year end:  10/31

Date of reporting period: 4/30/06

ITEM 1:  REPORT TO SHAREHOLDERS.

[LORD ABBETT LOGO]

                                                                            2006

                                                                      SEMIANNUAL
                                                                          REPORT

Lord Abbett
   Affiliated Fund

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2006

--------------------------------------------------------------------------------

LORD ABBETT AFFILIATED FUND
SEMIANNUAL REPORT
FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2006

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of Lord Abbett Affiliated Fund's strategies and performance for the six-month period ended April 30, 2006. On this and the following pages, we discuss the major factors that influenced performance.

     Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,


/s/ Robert S. Dow
--------------------------
ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q: WHAT WERE THE OVERALL MARKET CONDITIONS DURING THE SIX-MONTH PERIOD ENDED APRIL 30, 2006?

A: Domestic equities turned in a strong performance in the period, reflecting the continued strength of the U.S. economy. The industrial sector showed particular strength as industrial production surged.

     In the six-month period ended April 30, 2006, the S&P 500(R),(1) Dow Jones Industrial Average,(2) and NASDAQ(3) all raced to five-year highs. The S&P Super Composite 1500 Index,(4) the broadest market measure tracked by Standard & Poor's, gained a total return of 10.4 percent.

     Though the market's rally was broad, mid- and small-cap stocks outperformed their larger-cap peers. As measured by the S&P/Citigroup Growth and Value Indexes,(5) value-oriented equities generally turned in higher total return gains than growth. Specifically, small-cap value stocks jumped 18.0 percent, on a total return basis, versus the 15.7 percent turned in by small-cap growth stocks. In the large-cap arena, value stocks were up twice that of growth, 13.2 percent versus 6.2 percent, respectively.

     The top performing sectors in the market overall during the period included energy, materials, and financials. The utilities, healthcare, and consumer staples sectors underperformed.

Q: HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED APRIL 30, 2006?

A: The fund returned 13.0 percent, reflecting performance at the net asset value
(NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Russell 1000(R) Value Index,(6) which returned 12.9 percent over the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE AT THE MAXIMUM 5.75 PERCENT SALES CHARGE APPLICABLE TO CLASS A SHARE INVESTMENTS AND INCLUDE THE REINVESTMENT

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OF ALL DISTRIBUTIONS, ARE: 1 YEAR: 10.44 PERCENT, 5 YEARS: 3.94 PERCENT, AND 10
YEARS: 9.75 PERCENT. Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1 percent if the shares are redeemed within 12 months of the purchase. Please see section "Your Investment-Purchases" in the prospectus for more information on redemptions that may be subject to CDSC.

     PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: Stocks in the producer durables sector were the greatest contributors to the fund's performance, relative to the benchmark, for the six-month period. Three producer durables stocks were among the fund's top 10 contributors to performance: Caterpillar Inc., which produces construction, mining, agricultural, and forestry machinery; Emerson Electric Co., a manufacturer of electrical, electromechanical, and electronic products and systems; and Parker-Hannifin Corp., which manufactures motion control products, including fluid power systems, electromechanical controls, and related components.

     The second best performing sector, relative to the benchmark was other energy. Schlumberger Ltd., an oil services company, was the fund's strongest performer and its fourth largest holding. Baker Hughes Inc., a supplier of reservoir-centered products, services, and systems to the worldwide oil and gas industry, also contributed to performance.

     The materials and processing sector, where the fund had an overweight position, relative to its benchmark, was the fund's third best relative contributor to performance. Newmont Mining Co., a company that acquires, explores, and develops gold and other mineral properties, was the fund's second best contributor to performance. International Paper Co. also produced strong returns. International Paper produces printing paper, packaging, forest products, and chemical products.

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     Three additional holdings were among the fund's top performance contributors. Integrated oil company ExxonMobil Corp., the fund's largest holding in the period, was the fund's third largest contributor; the company operates petroleum and petrochemicals businesses on a worldwide basis. Also contributing to performance was Pfizer Inc., a research-based, global pharmaceutical company that provides medicines for humans and animals. Financial services company JPMorgan Chase & Co., which offers global financial services and retail banking, also performed well.

     Overall, the healthcare sector was the biggest detractor to the fund's performance, relative to the benchmark. Fund holdings that underperformed in this sector included Medtronic, Inc., which provides device-based therapies that restore health, extend life, and alleviate pain; MedImmune, Inc., which develops products that address medical needs in areas such as infectious diseases and transplantation medicine; Johnson & Johnson, a manufacturer of healthcare products; and Schering-Plough Corp., a pharmaceutical company.

     The second largest detractor to performance, relative to the benchmark, was the financial services sector. Automatic Data Processing, Inc., a provider of computerized transaction processing, data communications, software, and information services, produced disappointing returns. Another detractor was the government-sponsored enterprise Fannie Mae.

     Also detracting from fund performance, relative to the benchmark, was the technology sector. Within that sector, software company Microsoft Corp. was the fund's largest detractor in the period.

     Other holdings that detracted from performance included two consumer discretionary companies and a utilities company. Tribune Co., a media company, and Wal-Mart Stores, Inc., an operator of discount stores and supercenters. The Southern Co., parent company of Alabama Power, Georgia Power, Gulf Power, Mississippi Power, and Savannah Electric, also hurt fund performance.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

     A PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT A FUND, INCLUDING ITS INVESTMENT OBJECTIVES, RISKS, CHARGES, AND ONGOING EXPENSES, WHICH AN INVESTOR SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON ANY LORD ABBETT MUTUAL FUND, PLEASE

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CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT
800-874-3733 OR VISIT OUR WEBSITE AT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The S&P 500(R) Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

(2) The Dow Jones Industrial Average is an unmanaged index of common stocks comprised of major industrial companies and assumes the reinvestment of dividends and capital gains.

(3) The NASDAQ Composite Index measures all NASDAQ domestic and non-U.S. based common stocks listed on The NASDAQ stock exchange. The index is market value weighted, meaning that each company's security affects the index in proportion to its market value.

(4) The S&P Super Composite 1500 combines the S&P 500, S&P MidCap 400, and S&P SmallCap 600 indexes, and is an efficient way to create a broad market portfolio representing 90% of U.S. equities.

(5) The S&P/Citigroup Growth and Value Indexes are split into two groups based on price-to-book ratio to create growth and value indexes. The Growth Index contains companies with higher price-to-book ratios, and the Value Index contains companies with lower price-to-book ratios.

(6) The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of the fund's management and the portfolio holdings described in this report are as of April 30, 2006; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the fund, please see the fund's prospectus.

PERFORMANCE: BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the fund's prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

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EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 through April 30, 2006).

ACTUAL EXPENSES

     For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 11/1/05 - 4/30/06" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                           BEGINNING     ENDING      EXPENSES
                                            ACCOUNT     ACCOUNT    PAID DURING
                                             VALUE       VALUE       PERIOD+
                                           ---------   ---------   -----------
                                                                    11/1/05 -
                                            11/1/05     4/30/06      4/30/06
                                           ---------   ---------   -----------
CLASS A
Actual                                     $1,000.00   $1,130.10      $4.28
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,020.76      $4.06
CLASS B
Actual                                     $1,000.00   $1,126.00      $7.75
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,017.52      $7.35
CLASS C
Actual                                     $1,000.00   $1,125.50      $7.75
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,017.52      $7.35
CLASS P
Actual                                     $1,000.00   $1,129.00      $4.86
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,020.25      $4.61
CLASS Y
Actual                                     $1,000.00   $1,131.00      $2.48
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,022.47      $2.36

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.81% for Class A, 1.47% for Classes B and C, 0.92% for Class P and 0.47% for Class Y) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY SECTOR

APRIL 30, 2006

SECTOR*                    %**
Auto & Transportation      1.80%
Consumer Discretionary     4.93%
Consumer Staples          14.03%
Financial Services        16.06%
Healthcare                16.76%
Integrated Oils            4.93%
Materials & Processing     9.30%
Other                      4.32%
Other Energy               4.44%
Producer Durables          7.76%
Short-Term Investment      2.67%
Technology                 5.77%
Utilities                  7.23%
Total                    100.00%

*    A sector may comprise several industries.

**   Represents percent of total investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)

APRIL 30, 2006

                                                                         VALUE
INVESTMENTS                                                  SHARES      (000)
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 95.14%
COMMON STOCKS 94.97%
AEROSPACE 1.19%
Boeing Co. (The)                                            994,190   $   82,965
Lockheed Martin Corp.                                       642,500       48,766
Northrop Grumman Corp.                                    1,571,731      105,149
Rockwell Collins, Inc.                                       38,500        2,202
                                                                      ----------
TOTAL                                                                    239,082
                                                                      ----------
AGRICULTURE, FISHING & RANCHING 0.98%
Monsanto Co.                                              2,377,505      198,284
                                                                      ----------
AUTOMOBILES 0.50%
Honda Motor Co., Ltd. ADR                                 2,853,347      101,094
                                                                      ----------
BANKS 7.11%
Bank of America Corp.                                     6,607,418      329,842
Bank of New York Co., Inc. (The)                          9,944,526      349,550
Commerce Bancorp, Inc.                                       62,909        2,538
Fifth Third Bancorp                                          50,300        2,033
JPMorgan Chase & Co.                                      9,380,887      425,705
Marshall & Ilsley Corp.                                   1,592,050       72,789
Mitsubishi UFJ Financial Group, Inc. ADR                  8,473,878      132,701
PNC Financial Services Group, Inc. (The)                  1,250,764       89,392
SunTrust Banks, Inc.                                        347,900       26,903
                                                                      ----------
TOTAL                                                                  1,431,453
                                                                      ----------
BEVERAGE: SOFT DRINKS 2.46%
Coca-Cola Co. (The)                                       4,308,010      180,764
Coca-Cola Enterprises Inc.                                2,840,331       55,472
PepsiCo, Inc.                                             4,441,810      258,691
                                                                      ----------
TOTAL                                                                    494,927
                                                                      ----------
BIOTECHNOLOGY RESEARCH & PRODUCTION 1.43%
Baxter International, Inc.                                7,648,853    $ 288,362
                                                                      ----------
CHEMICALS 1.13%
Praxair, Inc.                                             4,043,279      226,949
                                                                      ----------
COMMUNICATIONS TECHNOLOGY 0.81%
Motorola, Inc.                                            7,643,074      163,180
                                                                      ----------
COMPUTER TECHNOLOGY 2.64%
Electronic Data Systems Corp.                             5,857,452      158,620
Hewlett-Packard Co.                                       7,580,126      246,127
Sun Microsystems, Inc.*                                  25,486,275      127,431
                                                                      ----------
TOTAL                                                                    532,178
                                                                      ----------
CONSUMER PRODUCTS 1.08%
Kimberly-Clark Corp.                                      3,729,835      218,307
                                                                      ----------
DIVERSIFIED FINANCIAL SERVICES 2.00%
Citigroup, Inc.                                           6,353,800      317,372
Morgan Stanley                                            1,325,395       85,223
                                                                      ----------
TOTAL                                                                    402,595
                                                                      ----------
DIVERSIFIED PRODUCTION 0.09%
Dover Corp.                                                 357,700       17,795
                                                                      ----------
DRUG & GROCERY STORE CHAINS 1.65%
Kroger Co. (The)*                                        16,374,901      331,755
                                                                      ----------
DRUGS & PHARMACEUTICALS 13.09%
Abbott Laboratories                                       2,225,910       95,135
AstraZeneca plc ADR                                       1,654,050       91,188
GlaxoSmithKline plc ADR                                   4,698,444      267,247
Johnson & Johnson                                         2,402,275      140,797
MedImmune, Inc.*                                          3,169,377       99,740
Novartis AG ADR                                           8,722,565      501,635


                       SEE NOTES TO FINANCIAL STATEMENTS.                      7

APRIL 30, 2006

                                                                         VALUE
INVESTMENTS                                                SHARES        (000)
--------------------------------------------------------------------------------
Pfizer Inc.                                              18,054,850   $  457,329
Sanofi-Aventis ADR                                        2,481,070      116,710
Schering-Plough Corp.                                     6,192,781      119,645
Teva Pharmaceutical Industries Ltd. ADR                   4,963,769      201,033
Wyeth                                                    11,220,426      546,098
                                                                      ----------
TOTAL                                                                  2,636,557
                                                                      ----------
ELECTRICAL EQUIPMENT & COMPONENTS 2.18%
Emerson Electric Co.                                      5,167,099      438,945
                                                                      ----------
ELECTRONICS: MEDICAL SYSTEMS 0.97%
Medtronic, Inc.                                           3,886,425      194,788
                                                                      ----------
ELECTRONICS: TECHNOLOGY 2.19%
General Dynamics Corp.                                    2,540,670      166,719
Raytheon Co.                                              6,187,469      273,919
                                                                      ----------
TOTAL                                                                    440,638
                                                                      ----------
ENGINEERING & CONTRACTING SERVICES 1.13%
Fluor Corp.                                               2,451,982      227,814
                                                                      ----------
EXCHANGE TRADED FUND 1.39%
iShares MSCI Japan Index Fund                            18,962,875      280,651
                                                                      ----------
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS 1.68%
Automatic Data Processing, Inc.                           7,667,144      337,968
                                                                      ----------
FINANCIAL: MISCELLANEOUS 0.91%
Federal Home Loan Mortgage Corp.                          1,458,866       89,078
Federal National Mortgage Assoc.                          1,870,969       94,671
                                                                      ----------
TOTAL                                                                    183,749
                                                                      ----------
FOODS 3.70%
Campbell Soup Co.                                         9,229,482      296,635
Kraft Foods, Inc. Class A                                14,345,516   $  448,154
                                                                      ----------
TOTAL                                                                    744,789
                                                                      ----------
GOLD 3.69%
Barrick Gold Corp.(a)                                     9,392,968      286,297
Newmont Mining Corp.                                      7,830,033      456,961
                                                                      ----------
TOTAL                                                                    743,258
                                                                      ----------
HEALTH & PERSONAL CARE 0.12%
Medco Health Solutions, Inc.*                               451,650       24,041
                                                                      ----------
IDENTIFICATION CONTROL & FILTER DEVICES 1.80%
Pall Corp.                                                2,445,335       73,800
Parker Hannifin Corp.                                     3,555,156      288,146
                                                                      ----------
TOTAL                                                                    361,946
                                                                      ----------
INSURANCE: MULTI-LINE 2.46%
Aflac, Inc.                                               4,882,054      232,093
Allstate Corp. (The)                                         76,700        4,333
American International Group, Inc.                        3,974,050      259,306
                                                                      ----------
TOTAL                                                                    495,732
                                                                      ----------
INSURANCE: PROPERTY-CASUALTY 1.37%
ACE Ltd.(a)                                               2,364,940      131,349
Chubb Corp. (The)                                           228,795       11,792
XL Capital Ltd. Class A(a)                                2,031,008      133,823
                                                                      ----------
TOTAL                                                                    276,964
                                                                      ----------
MACHINERY: AGRICULTURAL 0.93%
Deere & Co.                                               2,131,118      187,069
                                                                      ----------
MACHINERY: CONSTRUCTION & HANDLING 1.41%
Caterpillar Inc.                                          3,755,123      284,413
                                                                      ----------


8                      SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2006

INVESTMENTS                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
MACHINERY: OIL WELL EQUIPMENT & SERVICES 3.69%
Baker Hughes Inc.                                        2,802,437   $   226,521
Schlumberger Ltd.(a)                                     7,487,543       517,689
                                                                     -----------
TOTAL                                                                    744,210
                                                                     -----------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES 0.78%
Boston Scientific Corp.*                                 6,739,026       156,615
                                                                     -----------
MISCELLANEOUS: CONSUMER STAPLES 1.51%
Diageo plc ADR                                           4,595,428       304,447
                                                                     -----------
MULTI-SECTOR COMPANIES 2.83%
Eaton Corp.                                              1,369,036       104,937
General Electric Co.                                    10,117,194       349,954
Honeywell International, Inc.                            2,703,519       114,899
                                                                     -----------
TOTAL                                                                    569,790
                                                                     -----------
OIL: INTEGRATED INTERNATIONAL 4.82%
Exxon Mobil Corp.                                       15,388,783       970,724
                                                                     -----------
Paper 2.16%
International Paper Co.                                 11,966,729       434,991
                                                                     -----------
Publishing: Newspapers 0.44%
Tribune Co.                                              3,108,514        89,618
                                                                     -----------
RAILROADS 1.24%
Union Pacific Corp.                                      2,751,349       250,951
                                                                     -----------
RECREATIONAL VEHICLES & BOATS 0.01%
Harley-Davidson, Inc.                                       32,800         1,668
                                                                     -----------
RETAIL 1.08%
Federated Department Stores, Inc.                          399,515        31,102
Wal-Mart Stores, Inc.                                    4,161,066       187,373
                                                                     -----------
TOTAL                                                                    218,475
                                                                     -----------
SERVICES: COMMERCIAL 2.20%
IAC/InterActiveCorp*                                     4,919,646   $   142,030
Waste Management, Inc.                                   8,064,641       302,101
                                                                     -----------
TOTAL                                                                    444,131
                                                                     -----------
SOAPS & HOUSEHOLD CHEMICALS 4.40%
Clorox Co. (The)                                         3,114,877       199,913
Procter & Gamble Co. (The)                              11,806,492       687,256
                                                                     -----------
TOTAL                                                                    887,169
                                                                     -----------
UTILITIES: CABLE TV & Radio 1.54%
Comcast Corp. Class A*                                  10,040,304      309,543
                                                                     -----------
UTILITIES: ELECTRICAL 2.29%
Ameren Corp.                                               970,356        48,877
Exelon Corp.                                               265,040        14,312
PG&E Corp.                                               4,507,077       179,562
Progress Energy, Inc.                                    2,428,440       103,937
Southern Co.                                             3,546,372       114,300
                                                                     -----------
TOTAL                                                                    460,988
                                                                     -----------
UTILITIES: GAS PIPELINES 0.64%
El Paso Corp.                                           10,074,268       130,059
                                                                     -----------
UTILITIES: TELECOMMUNICATIONS 3.25%
AT&T Inc.                                               14,723,815       385,911
BellSouth Corp.                                          5,444,718       183,923
Sprint Nextel Corp.                                      3,289,945        81,591
Verizon Communications Inc.                                 76,425         2,524
                                                                     -----------
TOTAL                                                                    653,949
                                                                     -----------
TOTAL COMMON STOCKS (cost $15,324,254,941)                            19,132,611
                                                                     -----------


                       SEE NOTES TO FINANCIAL STATEMENTS.                      9

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)

APRIL 30, 2006

                                                                        U.S. $
INVESTMENTS                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK 0.17%
JAPAN 0.17%
Sumitomo Mitsui Financial Group, Inc.(b)
(cost $32,606,728) JPY                                       3,200   $    35,129
                                                                     -----------
TOTAL LONG-TERM INVESTMENTS (cost $15,356,861,669)                    19,167,740
                                                                     -----------

                                                         PRINCIPAL
                                                           AMOUNT       U.S. $
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 2.61%
REPURCHASE AGREEMENT 2.61%
Repurchase Agreement dated 4/28/2006, 4.13%
due 5/1/2006 with State Street Bank & Trust Co.
collateralized by $209,905,000 of Federal
Home Loan Bank at 3.375% to 4.875% due
from 2/15/2007 to 4/16/2007 and $41,655,000 of
Federal Home Mortgage Corp. at 2.75% to 2.875% due
from 12/29/2006 to 5/15/2007 and $283,870,000 of
Federal National Mortgage Assoc. at 2.625% to 5.00%
due from 11/15/2006 to 1/19/2007;
value: $536,244,155; proceeds: $525,905,800
(cost $525,724,862)                                       $525,725       525,725
                                                                     -----------
TOTAL INVESTMENTS IN SECURITIES 97.75%
(COST $15,882,586,531)                                                19,693,465
                                                                     ===========
OTHER ASSETS IN EXCESS OF LIABILITIES 2.25%                              452,986
                                                                     ===========
NET ASSETS 100.00%                                                   $20,146,451
                                                                     ===========

*    Non-income producing security.

(a)  Foreign security traded in U.S. dollars.

(b)  Investment in non-U.S. dollar denominated securities.

ADR  American Depositary Receipt.

JPY  Japanese Yen.


10                     SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

APRIL 30, 2006

ASSETS:
Investments in securities, at value (cost $15,882,586,531)       $19,693,464,879
Receivables:
   Interest and dividends                                             30,570,935
   Investment securities sold                                        516,367,780
   Capital shares sold                                                14,927,209
Prepaid expenses and other assets                                        387,178
--------------------------------------------------------------------------------
TOTAL ASSETS                                                      20,255,717,981
--------------------------------------------------------------------------------
LIABILITIES:
Payables:
   Investment securities purchased                                    64,108,494
   Capital shares reacquired                                          19,726,238
   Management fee                                                      5,126,231
   12b-1 distribution fees                                            11,162,790
   Fund administration                                                   649,466
   Directors' fees                                                     4,530,920
   To affiliate (See Note 3)                                              86,231
Accrued expenses and other liabilities                                 3,876,494
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                    109,266,864
================================================================================
NET ASSETS                                                       $20,146,451,117
================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                  $15,710,387,069
Undistributed net investment income                                   10,674,794
Accumulated net realized gain on investments and foreign
   currency related transactions                                     614,508,926
Net unrealized appreciation on investments, and translation
   of assets and liabilities denominated in foreign
   currencies                                                       3,810,880,32
--------------------------------------------------------------------------------
NET ASSETS                                                       $20,146,451,117
================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                   $15,643,664,496
Class B Shares                                                   $ 1,385,645,514
Class C Shares                                                   $ 1,618,177,694
Class P Shares                                                   $   422,503,944
Class Y Shares                                                   $ 1,076,459,469
OUTSTANDING SHARES BY CLASS:
Class A Shares (1.6 billion shares of common stock
   authorized, $.001 par value)                                    1,029,376,247
Class B Shares (300 million shares of common stock
   authorized, $.001 par value)                                       90,970,955
Class C Shares (300 million shares of common stock
   authorized, $.001 par value)                                      106,439,071
Class P Shares (200 million shares of common stock
   authorized, $.001 par value)                                       27,849,773
Class Y Shares (100 million shares of common stock
   authorized, $.001 par value)                                       70,662,098
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                   $         15.20
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 5.75%)                  $         16.13
Class B Shares-Net asset value                                   $         15.23
Class C Shares-Net asset value                                   $         15.20
Class P Shares-Net asset value                                   $         15.17
Class Y Shares-Net asset value                                   $         15.23
--------------------------------------------------------------------------------


                        SEE NOTES TO FINANCIAL STATEMENTS                     11

STATEMENT OF OPERATIONS (UNAUDITED)

FOR THE SIX MONTHS ENDED APRIL 30, 2006

INVESTMENT INCOME:
Dividends                                                        $  201,572,644
Interest                                                              8,972,348
Foreign withholding tax                                              (1,473,024)
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                             209,071,968
===============================================================================
EXPENSES:
Management fee                                                       29,653,291
12b-1 distribution plan-Class A                                      26,021,791
12b-1 distribution plan-Class B                                       6,889,922
12b-1 distribution plan-Class C                                       7,894,214
12b-1 distribution plan-Class P                                         888,076
Shareholder servicing                                                 9,436,827
Professional                                                             98,375
Reports to shareholders                                                 724,269
Fund administration                                                   3,890,959
Custody                                                                 352,525
Directors' fees                                                         486,853
Registration                                                            432,197
Subsidy (See Note 3)                                                    558,772
Other                                                                   171,078
-------------------------------------------------------------------------------
Gross expenses                                                       87,499,149
   Expense reductions (See Note 7)                                     (251,930)
-------------------------------------------------------------------------------
NET EXPENSES                                                         87,247,219
-------------------------------------------------------------------------------
NET INVESTMENT INCOME                                               121,824,749
===============================================================================
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments and foreign currency related
   transactions                                                     616,693,775
Net change in unrealized appreciation on investments, and
   translation of assets and liabilities denominated in
   foreign currencies                                             1,636,679,875
===============================================================================
NET REALIZED AND UNREALIZED GAIN                                  2,253,373,650
===============================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $2,375,198,399
===============================================================================


12                     SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                              FOR THE SIX
                                                                MONTHS          FOR THE YEAR
                                                              ENDED APRIL          ENDED
                                                                30, 2006      OCTOBER 31, 2005
                                                              (UNAUDITED)

INCREASE IN NET ASSETS
OPERATIONS:
Net investment income                                       $   121,824,749   $   223,331,985
Net realized gain on investments and foreign
   currency related transactions                                616,693,775     1,321,998,860
Net change in unrealized appreciation (depreciation) on
   investments, and translation of assets and liabilities
   denominated in foreign currencies                          1,636,679,875      (229,587,425)
---------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          2,375,198,399     1,315,743,420
=============================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                     (102,277,714)     (202,483,330)
   Class B                                                       (4,949,561)      (10,794,311)
   Class C                                                       (5,688,070)      (11,725,424)
   Class P                                                       (2,457,769)       (4,490,494)
   Class Y                                                       (9,088,565)      (17,245,941)
Net realized gain
   Class A                                                   (1,010,340,571)     (247,741,399)
   Class B                                                      (94,643,209)      (25,512,719)
   Class C                                                     (107,522,817)      (26,322,767)
   Class P                                                      (25,931,338)       (5,583,311)
   Class Y                                                      (72,549,789)      (16,355,732)
---------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                          (1,435,449,403)     (568,255,428)
=============================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                               959,639,383     2,479,373,417
Reinvestment of distributions                                 1,235,794,598       474,466,035
Cost of shares redeemed                                      (1,838,546,198)   (2,733,005,061)
---------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS                              356,887,783       220,834,391
=============================================================================================
NET INCREASE IN NET ASSETS                                    1,296,636,779       968,322,383
=============================================================================================
NET ASSETS:
Beginning of period                                          18,849,814,338    17,881,491,955
---------------------------------------------------------------------------------------------
END OF PERIOD                                               $20,146,451,117   $18,849,814,338
=============================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                         $    10,674,794   $    13,311,724
=============================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.                     13

FINANCIAL HIGHLIGHTS

                                                    SIX MONTHS
                                                      ENDED                      YEAR ENDED 10/31
                                                    4/30/2006    -----------------------------------------------
                                                   (UNAUDITED)    2005     2004       2003      2002       2001
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE,
   BEGINNING OF PERIOD                              $14.52       $13.95   $12.68     $10.80   $ 13.04    $ 16.47
                                                    ======       ======   ======     ======   =======    =======
Investment operations:
   Net investment income(a)                            .10          .18      .12        .13       .14        .19
   Net realized and unrealized gain (loss)            1.70          .84     1.35       2.36     (1.59)     (1.99)
                                                    ------       ------   ------     ------   -------    -------
      Total from investment operations                1.80         1.02     1.47       2.49     (1.45)     (1.80)
                                                    ------       ------   ------     ------   -------    -------
Distributions to shareholders from:
   Net investment income                              (.10)        (.20)    (.20)      (.20)     (.22)      (.24)
   Net realized gain                                 (1.02)        (.25)      --(c)    (.41)     (.57)     (1.39)
                                                    ------       ------   ------     ------   -------    -------
      Total distributions                            (1.12)        (.45)    (.20)      (.61)     (.79)     (1.63)
                                                    ------       ------   ------     ------   -------    -------
NET ASSET VALUE, END OF PERIOD                      $15.20       $14.52   $13.95     $12.68   $ 10.80    $ 13.04
                                                    ======       ======   ======     ======   =======    =======
Total Return(b)                                      13.01%(d)     7.38%   11.71%     24.07%   (12.21)%   (11.98)%

RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense reductions              .40%(d)      .82%     .83%       .84%      .85%       .79%
   Expenses, excluding expense reductions              .40%(d)      .83%     .83%       .84%      .85%       .80%
   Net investment income                               .66%(d)     1.26%     .92%      1.17%     1.08%      1.28%

                                   SIX MONTHS
                                      ENDED                                 YEAR ENDED 10/31
                                   4/30/2006       -----------------------------------------------------------------
SUPPLEMENTAL DATA:                (UNAUDITED)          2005          2004          2003         2002         2001
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000)   $15,643,664      $14,513,173   $13,790,608   $11,322,151   $8,744,220   $9,363,248
Portfolio turnover rate                 17.30%(d)        49.36%        33.02%        42.58%       59.88%       77.18%
====================================================================================================================


14                     SEE NOTES TO FINANCIAL STATEMENTS.

                                                    SIX MONTHS
                                                       ENDED                     YEAR ENDED 10/31
                                                    4/30/2006    -----------------------------------------------
                                                   (UNAUDITED)    2005     2004       2003      2002       2001
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                $14.55       $13.97   $12.70     $10.81   $ 13.06    $ 16.49
                                                    ======       ======   ======     ======   =======    =======
Investment operations:
   Net investment income(a)                            .05          .09      .04        .06       .06        .09
   Net realized and unrealized gain (loss)            1.70          .85     1.34       2.36     (1.61)     (1.99)
                                                    ------       ------   ------     ------   -------    -------
      Total from investment operations                1.75          .94     1.38       2.42     (1.55)     (1.90)
                                                    ------       ------   ------     ------   -------    -------
Distributions to shareholders from:
   Net investment income                              (.05)        (.11)    (.11)      (.12)     (.13)      (.14)
   Net realized gain                                 (1.02)        (.25)      --(c)    (.41)     (.57)     (1.39)
                                                    ------       ------   ------     ------   -------    -------
      Total distributions                            (1.07)        (.36)    (.11)      (.53)     (.70)     (1.53)
                                                    ------       ------   ------     ------   -------    -------
NET ASSET VALUE, END OF PERIOD                      $15.23       $14.55   $13.97     $12.70   $ 10.81    $ 13.06
                                                    ======       ======   ======     ======   =======    =======
Total Return(b)                                      12.60%(d)     6.75%   10.94%     23.29%   (12.85)%   (12.53)%
RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense reductions              .73%(d)     1.47%    1.48%      1.50%     1.47%      1.42%
   Expenses, excluding expense reductions              .73%(d)     1.48%    1.48%      1.50%     1.47%      1.43%
   Net investment income                               .34%(d)      .61%     .27%       .51%      .46%       .62%

                                   SIX MONTHS
                                      ENDED                             YEAR ENDED 10/31
                                   4/30/2006       ----------------------------------------------------------
SUPPLEMENTAL DATA:                (UNAUDITED)          2005        2004         2003        2002       2001
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (000)    $1,385,646      $1,366,197   $1,424,229   $1,235,238   $928,421   $904,004
Portfolio turnover rate                 17.30%(d)       49.36%       33.02%       42.58%     59.88%     77.18%
=============================================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.                     15

                                                    SIX MONTHS
                                                      ENDED                     YEAR ENDED 10/31
                                                    4/30/2006    -----------------------------------------------
                                                   (UNAUDITED)    2005     2004       2003      2002       2001
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                $14.53       $13.95   $12.68     $10.80   $ 13.02    $ 16.49
                                                    ======       ======   ======     ======   =======    =======
Investment operations:
   Net investment income(a)                            .05          .09      .04        .06       .08        .05
   Net realized and unrealized gain (loss)            1.69          .85     1.34       2.35     (1.59)     (1.99)
                                                    ------       ------   ------     ------   -------    -------
      Total from investment operations                1.74          .94     1.38       2.41     (1.51)     (1.94)
                                                    ------       ------   ------     ------   -------    -------
Distributions to shareholders from:
   Net investment income                              (.05)        (.11)    (.11)      (.12)     (.14)      (.14)
   Net realized gain                                 (1.02)        (.25)      --(c)    (.41)     (.57)     (1.39)
                                                    ------       ------   ------     ------   -------    -------
      Total distributions                            (1.07)        (.36)    (.11)      (.53)     (.71)     (1.53)
                                                    ------       ------   ------     ------   -------    -------
NET ASSET VALUE, END OF PERIOD                      $15.20       $14.53   $13.95     $12.68   $ 10.80    $ 13.02
                                                    ======       ======   ======     ======   =======    =======
Total Return(b)                                      12.55%(d)     6.77%   10.97%     23.23%   (12.59)%   (12.79)%

RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense reductions              .73%(d)     1.47%    1.48%      1.50%     1.32%      1.70%
   Expenses, excluding expense reductions              .73%(d)     1.48%    1.48%      1.50%     1.32%      1.71%
   Net investment income                               .34%(d)      .60%     .27%       .51%      .61%       .32%

                                   SIX MONTHS
                                     ENDED                                YEAR ENDED 10/31
                                   4/30/2006      ----------------------------------------------------------
SUPPLEMENTAL DATA:                (UNAUDITED)        2005         2004         2003        2002       2001
------------------------------------------------------------------------------------------------------------
Net assets, end of period (000)   $1,618,178      $1,552,369   $1,457,255   $1,036,160   $692,976   $555,759
Portfolio turnover rate                17.30%(d)       49.36%       33.02%       42.58%     59.88%     77.18%
============================================================================================================


16                     SEE NOTES TO FINANCIAL STATEMENTS.

                                       SIX MONTHS
                                         ENDED                      YEAR ENDED 10/31
                                       4/30/2006    -----------------------------------------------
                                      (UNAUDITED)    2005     2004       2003      2002       2001
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE,
   BEGINNING OF PERIOD                 $14.50       $13.93   $12.66     $10.78   $ 13.02    $ 16.45
                                       ======       ======   ======     ======   =======    =======
Investment operations:
   Net investment income(a)               .09          .16      .11        .12       .12        .16
   Net realized and
      unrealized gain (loss)             1.69          .85     1.35       2.36     (1.58)     (1.97)
                                       ------       ------   ------     ------   -------    -------
      Total from investment
         operations                      1.78         1.01     1.46       2.48     (1.46)     (1.81)
                                       ------       ------   ------     ------   -------    -------
Distributions to shareholders from:
   Net investment income                 (.09)        (.19)    (.19)      (.19)     (.21)      (.23)
   Net realized gain                    (1.02)        (.25)      --(c)    (.41)     (.57)     (1.39)
                                       ------       ------   ------     ------   -------    -------
      Total distributions               (1.11)        (.44)    (.19)      (.60)     (.78)     (1.62)
                                       ------       ------   ------     ------   -------    -------
NET ASSET VALUE, END OF PERIOD         $15.17       $14.50   $13.93     $12.66   $ 10.78    $ 13.02
                                       ======       ======   ======     ======   =======    =======
Total Return(b)                         12.90%(d)     7.28%   11.60%     24.01%   (12.31)%   (12.07)%

RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense
      reductions                          .45%(d)      .92%     .93%       .95%      .92%       .87%
   Expenses, excluding expense
      reductions                          .46%(d)      .93%     .93%       .95%      .92%       .88%
   Net investment income                  .61%(d)     1.14%     .82%      1.06%     1.01%      1.10%

                                   SIX MONTHS
                                     ENDED                       YEAR ENDED 10/31
                                   4/30/2006    --------------------------------------------------
SUPPLEMENTAL DATA:                (UNAUDITED)     2005       2004       2003       2002      2001
--------------------------------------------------------------------------------------------------
Net assets, end of period (000)   $422,504      $368,761   $302,389   $178,794   $82,038   $35,939
Portfolio turnover rate              17.30%(d)     49.36%     33.02%     42.58%    59.88%    77.18%
                                  ========      ========   ========   ========   =======   =======


                       SEE NOTES TO FINANCIAL STATEMENTS.                     17

FINANCIAL HIGHLIGHTS (CONCLUDED)

                                  SIX MONTHS
                                    ENDED                      YEAR ENDED 10/31
                                  4/30/2006    -----------------------------------------------
                                 (UNAUDITED)    2005     2004       2003      2002       2001
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE,
   BEGINNING OF PERIOD            $14.56       $13.98   $12.70     $10.82   $ 13.07    $ 16.50
                                  ======       ======   ======     ======   =======    =======
Investment operations:
   Net investment income(a)          .12          .23      .17        .17       .18        .22
   Net realized and
      unrealized gain (loss)        1.70          .85     1.35       2.36     (1.59)     (1.97)
                                  ------       ------   ------     ------   -------    -------
      Total from investment
         operations                 1.82         1.08     1.52       2.53     (1.41)     (1.75)
                                  ------       ------   ------     ------   -------    -------
Distributions to shareholders
   from:
   Net investment income            (.13)        (.25)    (.24)      (.24)     (.27)      (.29)
   Net realized gain               (1.02)        (.25)      --(c)    (.41)     (.57)     (1.39)
                                  ------       ------   ------     ------   -------    -------
      Total distributions          (1.15)        (.50)    (.24)      (.65)     (.84)     (1.68)
                                  ------       ------   ------     ------   -------    -------
NET ASSET VALUE, END OF PERIOD    $15.23       $14.56   $13.98     $12.70   $ 10.82    $ 13.07
                                  ======       ======   ======     ======   =======    =======
Total Return(b)                    13.10%(d)     7.80%   12.14%     24.51%   (11.96)%   (11.64)%

RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense
      reductions                     .23%(d)      .48%     .48%       .50%      .47%       .42%
   Expenses, excluding expense
      reductions                     .23%(d)      .48%     .48%       .50%      .47%       .43%
   Net investment income             .84%(d)     1.60%    1.27%      1.51%     1.46%      1.53%

                                    SIX MONTHS
                                       ENDED                         YEAR ENDED 10/31
                                     4/30/2006    ------------------------------------------------------
SUPPLEMENTAL DATA:                  (UNAUDITED)      2005        2004       2003       2002       2001
--------------------------------------------------------------------------------------------------------
Net assets, end of period (000)   $1,076,459      $1,049,314   $907,011   $557,591   $274,454   $215,165
Portfolio turnover rate                17.30%(d)       49.36%     33.02%     42.58%     59.88%     77.18%
                                  ==========      ==========   ========   ========   ========   ========

(a)  Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c)  Amount represents less than $.01.

(d)  Not annualized.


18                     SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund was organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund's investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value. The Fund offers five classes of shares: Classes A, B, C, P, and Y, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Classes B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months (12 months if shares were purchased on or after November 1, 2004) following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e) EXPENSES-Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Classes A, B, C, and P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE

The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The annual management fee rate is based on the following annual rates:

..50% of the first $200 million of average daily net assets; ..40% of the next $300 million of average daily net assets; ..375% of the next $200 million of average daily net assets; ..35% of the next $200 million of average daily net assets; and ..30% of average daily net assets over $900 million.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds") has entered into a Servicing Arrangement with Lord Abbett Balanced Strategy Fund and Lord Abbett Income Strategy Fund of Lord Abbett Investment Trust (each, a "Fund of Funds"), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy Expense on the Statement of Operations.

12b-1 DISTRIBUTION PLAN

The Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEES           CLASS A    CLASS B   CLASS C   CLASS P
-----------------------------------------------------
Service        .25%(1)      .25%      .25%      .20%
Distribution   .10%(2)      .75%      .75%      .25%

(1) Annual service fee on shares sold prior to June 1, 1990 is .15% of the average daily net assets attributable to Class A.

(2) The amount of CDSC collected by the Fund during the six months ended April 30, 2006 was $36,368.

Class Y does not have a distribution plan.

COMMISSIONS

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended April 30, 2006:

DISTRIBUTOR     DEALERS'
COMMISSIONS   CONCESSIONS
-------------------------
$1,994,131    $10,858,203

Distributor received CDSCs of $9,285 and $54,032 for Class A and Class C shares, respectively, for the six months ended April 30, 2006.

One Director and certain of the Fund's officers have an interest in Lord Abbett.

4.   DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended April 30, 2006 and the fiscal year ended October 31, 2005 are as follows:

                                 SIX MONTHS
                              ENDED 4/30/2006    YEAR ENDED
                                (UNAUDITED)      10/31/2005
------------------------------------------------------------
Distributions paid from:
Ordinary income                $  236,249,263   $272,430,204
Net long-term capital gains     1,199,200,140    295,825,224
------------------------------------------------------------
   Total distributions paid    $1,435,449,403   $568,255,428
============================================================

As of April 30, 2006, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost                          $15,884,711,704
-------------------------------------------------
Gross unrealized gain               4,094,989,262
Gross unrealized loss                (286,236,087)
-------------------------------------------------
   Net unrealized security gain   $ 3,808,753,175
=================================================

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5.   PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2006 were as follows:

   PURCHASES          SALES
-------------------------------
$3,276,956,568   $4,316,475,665

There were no purchases or sales of U.S. Government securities for the six months ended April 30, 2006.

6.   REDEMPTIONS IN-KIND

For the six months ended April 30, 2006, the Fund realized gains and losses from in-kind redemptions as follows:

REALIZED GAINS   REALIZED LOSSES
--------------------------------
$1,007,540         $(136,243)

7.   DIRECTORS' REMUNERATION

The Fund's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' Fees on the Statement of Operations and in Directors' Fees Payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

8.   EXPENSE REDUCTIONS

The Fund has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

9.   LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $250,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Effective December 9, 2005, the amount available to the funds under the Facility was increased from $200,000,000 to $250,000,000. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of .08%. As of April 30, 2006, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended April 30, 2006.

10.  CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

11.  INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. Due to its investments in multinational companies, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund's performance.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)

12.  SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

                                       SIX MONTHS ENDED                   YEAR ENDED
                                  APRIL 30, 2006 (UNAUDITED)           OCTOBER 31, 2005
----------------------------------------------------------------------------------------------
CLASS A SHARES                     SHARES          AMOUNT          SHARES           AMOUNT
----------------------------------------------------------------------------------------------
Shares sold                      46,992,483   $   684,119,382    121,202,178   $ 1,751,828,730
Reinvestment of distributions    69,919,014       984,398,430     26,662,974       382,740,862
Shares redeemed                 (86,861,065)   (1,266,809,116)  (137,375,489)   (1,988,671,878)
----------------------------------------------------------------------------------------------
Increase                         30,050,432   $   401,708,696     10,489,663   $   145,897,714
----------------------------------------------------------------------------------------------
CLASS B SHARES
----------------------------------------------------------------------------------------------
Shares sold                       3,959,338   $    57,518,836      9,726,486   $   140,864,370
Reinvestment of distributions     5,864,931        82,842,632      2,067,460        29,733,497
Shares redeemed                 (12,736,279)     (186,191,684)   (19,826,943)     (287,339,314)
----------------------------------------------------------------------------------------------
Decrease                         (2,912,010)  $   (45,830,216)    (8,032,997)  $  (116,741,447)
----------------------------------------------------------------------------------------------
CLASS C SHARES
----------------------------------------------------------------------------------------------
Shares sold                       8,682,878   $   125,378,367     21,058,942   $   304,529,531
Reinvestment of distributions     4,727,924        66,641,426      1,491,884        21,417,250
Shares redeemed                 (13,832,748)     (201,625,933)   (20,136,420)     (291,637,326)
----------------------------------------------------------------------------------------------
Increase (decrease)                (421,946)  $    (9,606,140)     2,414,406   $    34,309,455
----------------------------------------------------------------------------------------------
CLASS P SHARES
----------------------------------------------------------------------------------------------
Shares sold                       4,412,652   $    64,186,437     10,911,566   $   157,386,745
Reinvestment of distributions     1,608,732        22,617,051        505,234         7,243,399
Shares redeemed                  (3,604,259)      (52,442,530)    (7,699,500)     (110,840,275)
----------------------------------------------------------------------------------------------
Increase                          2,417,125   $    34,360,958      3,717,300   $    53,789,869
----------------------------------------------------------------------------------------------
CLASS Y SHARES
----------------------------------------------------------------------------------------------
Shares sold                       1,953,199   $    28,436,361      8,617,318   $   124,764,041
Reinvestment of distributions     5,623,140        79,295,059      2,315,717        33,331,027
Shares redeemed                  (9,001,504)     (131,476,935)    (3,744,067)      (54,516,268)
----------------------------------------------------------------------------------------------
Increase (decrease)              (1,425,165)  $   (23,745,515)     7,188,968   $   103,578,800
----------------------------------------------------------------------------------------------

APPROVAL OF ADVISORY CONTRACTS

At meetings on December 7 and 8, 2005, the Board, including all Directors who are not interested persons, considered whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management team conducted by members of the Contract Committee during the year.

The materials received by the Board included, but were not limited to, (1) information provided by Lipper Analytical Services, Inc. regarding the investment performance of the Fund compared to the investment performance of a group of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index (if such an index existed), for various time periods each ending September 30, 2005, (2) information on the effective management fee rates and expense ratios for funds with similar objectives and similar size (the "peer group"), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board also considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board observed that the performance of the Class A shares of the Fund was in the fifth quintile of its performance universe for the nine-month period, in the third quintile for the one-year period and in the second quintile for the three-, five-, and ten-year periods. The Board also observed that the performance was below that of the Lipper Large-Cap Value Index for the nine-month and one-year periods and above that of the Index for the three-, five-, and ten-year periods.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, they considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratio of the Fund and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board observed the aggregate contractual management fees and administrative services fees were approximately twenty-six basis points below the median of the peer group, as were the actual management and administrative services fees. The Board also observed that the total expense ratio of Class A was approximately twenty-three basis points below the median of the peer group, the total expense ratios of Classes B and C were approximately thirty-two basis points below the median of the peer group, the total expense ratio of Class P was approximately twenty-two basis points below the median of the peer group, and the total expense ratio of Class Y was approximately twenty-six basis points below the median of the peer group.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and with respect to the Fund was not excessive.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule adequately addressed any economies of scale in managing the Fund.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from the Fund as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Fund, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Fund, but that that business also benefits the Fund.

The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

HOUSEHOLDING

The Fund has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES, PROCEDURES AND RECORD

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted the Fund's proxies during the 12-month period ended June 30, 2005, are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

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

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

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

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

[LORD ABBETT LOGO]

This report when not used for
  the general information of
shareholders of the fund is to
    be distributed only if
 preceded or accompanied by a
   current fund prospectus.       Lord Abbett Affiliated Fund, Inc.

Lord Abbett mutual fund shares
      are distributed by                                              LAA-3-0406
 LORD ABBETT DISTRIBUTOR LLC                                              (0606)

ITEM 2:  CODE OF ETHICS.
         Not applicable.

ITEM 3:  AUDIT COMMITTEE FINANCIAL EXPERT.
         Not applicable.

ITEM 4:  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
         Not applicable.

ITEM 5:  AUDIT COMMITTEE OF LISTED REGISTRANTS.
         Not applicable.

ITEM 6:  SCHEDULE OF INVESTMENTS.
         Not applicable.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
         Not applicable.

ITEM 8: PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
         Not applicable.

ITEM 10: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
         At the June 22, 2006 meetings of the Nominating and Governance Committees (the "Committee") of the Boards of each of the Lord Abbett Funds, the Committee adopted policies and procedures for the nomination of independent directors/trustees. The policies and procedures provide criteria for the nomination of independent directors/trustees, as well as a process for identifying and evaluating candidates. With respect to shareholder recommendations, it is the Committee's policy to consider director/trustee nominations recommended by shareholders using the same criteria the Committee uses in considering potential director/trustee nominations from other sources. The Committee believes that directors/trustees must represent all shareholders and not just a limited set of shareholders.

ITEM 11: CONTROLS AND PROCEDURES.

         (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

         (b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12: EXHIBITS.

         (a)(1)   Amendments to Code of Ethics - Not applicable.

         (a)(2) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

         (a)(3)   Not applicable.

         (b) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                   LORD ABBETT AFFILIATED FUND, INC.


                                   /s/ Robert S. Dow
                                   ----------------------------------
                                   Robert S. Dow
                                   Chief Executive Officer,
                                   Chairman and President




                                   /s/ Joan A. Binstock
                                   ----------------------------------
                                   Joan A. Binstock
                                   Chief Financial Officer and Vice President



Date: June 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


                                   LORD ABBETT AFFILIATED FUND, INC.



                                   /s/ Robert S. Dow
                                   ----------------------------------
                                   Robert S. Dow
                                   Chief Executive Officer,
                                   Chairman and President




                                   /s/ Joan A. Binstock
                                   ----------------------------------
                                   Joan A. Binstock
                                   Chief Financial Officer and Vice President



Date: June 26, 2006